Postretirement Health Care Plan Estimated Future Benefit Payments (Detail) (Defined Benefit Postretirement Health Coverage, Other Postretirement Plan, USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Defined Benefit Postretirement Health Coverage | Other Postretirement Plan
Schedule of Pension and Other Postretirement Benefits Expected Benefit Payments [Line Items]
Total postretirement medical benefits - 2013	$ 3.3
Total postretirement medical benefits - 2014	3.4
Total postretirement medical benefits - 2015	3.5
Total postretirement medical benefits - 2016	3.5
Total postretirement medical benefits - 2017	3.5
Total postretirement medical benefits - 2018-2022	$ 13.8